Pension and other post-employment benefits - Schedule of changes in fair value of plan assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Opening balance as at 1 January	€ 2,637,000,000
Interest income	(21,000,000)	€ (6,000,000)	€ (4,000,000)
Closing balance	2,678,000,000	2,637,000,000
Plan assets
Disclosure of fair value of plan assets [line items]
Opening balance as at 1 January	2,637,000,000	3,671,000,000
Interest income	115,000,000	54,000,000
Remeasurements: Return on plan assets excluding amounts included in interest income	(8,000,000)	(947,000,000)
Employer's contribution	28,000,000	34,000,000
Participants contributions	4,000,000	3,000,000
Benefits paid	(119,000,000)	(126,000,000)
Exchange rate differences	22,000,000	(53,000,000)
Closing balance	2,678,000,000	2,637,000,000	€ 3,671,000,000
Actual return on the plan assets	€ 107,000,000	€ (894,000,000)